TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details 1) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	€ 9,122	€ 13,604	€ 7,742	€ 5,862
Euro Member Countries, Euro
IfrsStatementLineItems [Line Items]
Total	3,524	9,847	1,580	2,139
Israel, New Shekels
IfrsStatementLineItems [Line Items]
Total	470	219	61	150
Argentina, Pesos
IfrsStatementLineItems [Line Items]
Total	590	633	365	290
United States of America, Dollars
IfrsStatementLineItems [Line Items]
Total	183	712	343	212
Mexico, Pesos
IfrsStatementLineItems [Line Items]
Total	3,672	1,537	2,132	1,734
Colombia, Pesos
IfrsStatementLineItems [Line Items]
Total	€ 683	€ 656	€ 3,261	€ 1,337